DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value by Balance Sheet Location (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities
Derivative [Line Items]
Gross liability	$ 7,004	$ (9,328)
Accrued Liabilities | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Gross liability	986
Accrued Liabilities | Commodity Contract [Member]
Derivative [Line Items]
Gross liability	129	(3,396)
Accrued Liabilities | Interest rate swap contracts:
Derivative [Line Items]
Gross liability	0	0
Other Assets
Derivative [Line Items]
Gross asset	29,868	59,104
Other Assets | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Gross asset	0	0
Other Assets | Commodity Contract [Member]
Derivative [Line Items]
Gross asset	0	0
Other Assets | Interest rate swap contracts:
Derivative [Line Items]
Gross asset	29,868	59,104
Other Receivables
Derivative [Line Items]
Gross asset	(9,193)	1,366
Other Receivables | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Gross asset	607	4
Other Receivables | Commodity Contract [Member]
Derivative [Line Items]
Gross asset	0	0
Other Receivables | Interest rate swap contracts:
Derivative [Line Items]
Gross asset	(7,305)	0
Designated as Hedging Instrument | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross liability	5,543	(5,726)
Designated as Hedging Instrument | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross asset	0	0
Designated as Hedging Instrument | Other Receivables | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross asset	(1,141)	490
Non-designated cash flow hedges | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross liability	346	(206)
Non-designated cash flow hedges | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross asset	0	0
Non-designated cash flow hedges | Other Receivables | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross asset	$ (140)	$ 872